UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08510

Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

G. Paul Matthews, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-6036

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

MATTHEWS PACIFIC TIGER FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)

EQUITIES: 97.77%*

	SHARES	VALUE

CHINA/HONG KONG: 36.67%
Dah Sing Financial Group	3,653,600	$28,543,935
Giordano International, Ltd.	43,711,000	27,544,403
Swire Pacific, Ltd. A Shares	3,375,500	27,130,929
Shangri-La Asia, Ltd.	16,230,000	20,767,688
Lenovo Group, Ltd.	59,464,000	20,647,355
Television Broadcasts, Ltd.	4,262,700	20,118,582
Hang Lung Group, Ltd.	9,728,000	18,265,138
PICC Property and Casualty Co., Ltd. H Shares **	46,852,000	17,623,840
Travelsky Technology, Ltd. H Shares	18,217,000	14,290,691
Cosco Pacific, Ltd.	7,484,000	13,426,244
Sa Sa International Holdings, Ltd.	22,582,000	11,325,922
China Mobile HK, Ltd.	2,533,217	8,290,996
Moulin International Holdings, Ltd.	12,964,000	7,419,003
Asia Satellite Telecommunications Holdings, Ltd.	3,677,600	7,141,476
Vitasoy International Holdings, Ltd.	26,670,750	7,031,300
China Mobile HK, Ltd. ADR	413,250	6,744,240
China Pharmaceutical Group, Ltd.	24,935,000	6,413,364
BYD Co., Ltd. H Shares	4,005,500	11,384,017
Huaneng Power International, Inc. ADR	229,000	7,234,110

Total China/Hong Kong		281,343,233

SOUTH KOREA: 23.11%
Hana Bank	1,027,777	27,348,573
AmorePacific Corp.	113,910	22,054,106
Hite Brewery Co., Ltd.	256,467	20,742,395
Samsung Electronics Co., Ltd.	38,623	16,005,430
Nong Shim Co., Ltd.	60,968	13,025,114
Samsung Securities Co., Ltd.	680,060	12,874,765
LG Home Shopping, Inc.	227,224	12,764,419
S1 Corp.	392,000	12,711,493
Pulmuone Co., Ltd.	236,540	11,798,800
Kookmin Bank **	307,530	11,702,858
SK Telecom Co., Ltd.	42,705	8,064,464
SK Telecom Co., Ltd. ADR	263,000	5,920,130
Kookmin Bank ADR **	62,000	2,322,520

Total South Korea		177,335,067

SINGAPORE: 13.45%
DBS Group Holdings, Ltd.	2,692,750	25,994,654
Venture Corp., Ltd.	2,662,800	25,705,529
Hyflux, Ltd.	12,418,125	20,485,695
Fraser and Neave, Ltd.	2,292,550	20,450,437
Parkway Holdings, Ltd.	12,339,000	10,554,530

Total Singapore		103,190,845

THAILAND: 8.25%
Bangkok Bank Public Co., Ltd.	10,497,700	30,366,349
Advanced Info Service Public Co., Ltd.	10,810,000	26,880,995
Serm Suk Public Co., Ltd.	11,370,300	6,029,923

Total Thailand		63,277,267

INDIA: 6.45%
Infosys Technologies, Ltd.	312,974	15,113,007
HDFC Bank, Ltd.	1,085,883	12,088,960
Hero Honda Motors, Ltd.	1,019,800	11,292,526
Cipla, Ltd.	1,759,625	10,973,431

Total India		49,467,924

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	1

MATTHEWS PACIFIC TIGER FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: (continued)

	SHARES	VALUE

INDONESIA: 5.05%
PT Astra International, Inc.	14,291,730	$14,291,730
PT Ramayana Lestari Sentosa	133,568,000	12,614,756
PT Bank Central Asia	38,758,500	11,842,875

Total Indonesia		38,749,361

TAIWAN: 4.67%
Hon Hai Precision Industry Co., Ltd.	6,496,688	26,208,516
Taiwan Semiconductor Manufacturing Co., Ltd.	6,569,045	9,642,074

Total Taiwan		35,850,590

PHILIPPINES: 0.12%
SM Prime Holdings, Inc.	7,030,000	938,167

Total Philippines		938,167

TOTAL INVESTMENTS: 97.77%		750,152,454
(Cost $583,513,520***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.23%		17,077,917

NET ASSETS: 100.00%		$767,230,371

*	As a percentage of net assets as of November 30, 2004
**	Non - income producing security
***	Cost of investments is $583,513,520 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$176,875,433
	Gross unrealized depreciation	(10,236,499)

	Net unrealized appreciation	$166,638,934

ADR	American Depositary Receipt

See accompanying notes to Schedules of Investments.

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	2

MATTHEWS ASIAN GROWTH AND INCOME FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)

COMMON EQUITIES: 74.67%*

	SHARES	VALUE

CHINA/HONG KONG: 29.69%
Hongkong Land Holdings, Ltd.	15,727,700	$40,105,635
Hong Kong & China Gas Co., Ltd.	13,382,000	27,621,204
Hongkong Electric Holdings, Ltd.	5,914,500	26,545,445
CLP Holdings, Ltd.	4,518,200	25,972,844
Citic Pacific, Ltd.	7,409,000	21,009,452
Shangri-La Asia, Ltd.	15,641,400	20,014,523
Television Broadcasts, Ltd.	3,806,000	17,963,104
Café de Coral Holdings, Ltd.	15,091,100	17,369,626
Wharf Holdings, Ltd.	4,553,000	16,218,996
Hang Seng Bank, Ltd.	1,128,800	15,677,879
Giordano International, Ltd.	24,585,000	15,492,191
MTR Corp., Ltd.	9,636,800	15,367,424
Sun Hung Kai Properties, Ltd.	1,295,000	12,865,148
Cheung Kong Infrastructure Holdings, Ltd.	4,475,500	12,863,692
PCCW, Ltd.	20,721,000	12,790,823
PetroChina Co., Ltd. ADR	202,250	11,396,788
Hengan International Group Co., Ltd.	18,148,000	11,202,541
Hang Lung Group, Ltd.	5,693,000	10,689,086
PetroChina Co., Ltd. H Shares	15,666,000	8,814,196
Vitasoy International Holdings, Ltd.	31,031,000	8,180,807
China Hong Kong Photo Products Holdings, Ltd.	14,998,003	1,022,247
Lerado Group Holding Co., Ltd.	6,396,000	929,466
I-Cable Communications, Ltd.	2,301,000	909,931

Total China/Hong Kong		351,023,048

SOUTH KOREA: 12.03%
Shinhan Financial Group Co., Ltd.	1,127,590	23,605,723
Korea Gas Corp.	517,960	17,018,333
KT Corp. ADR	631,800	13,678,470
Hana Bank	425,500	11,322,318
Korea Electric Power Corp.	381,080	9,522,457
Korean Reinsurance Co.	2,186,690	8,759,273
Sindo Ricoh Co., Ltd.	141,660	8,403,674
Korea Electric Power Corp. ADR	620,950	8,370,406
SK Telecom Co., Ltd. ADR	368,300	8,290,433
Samsung Securities Co., Ltd.	424,680	8,039,960
KT Corp.	176,360	7,114,953
G2R Inc.	340,870	5,851,845
Daehan City Gas Co., Ltd.	280,300	4,544,683
Samchully Co., Ltd.	66,410	3,926,962
SK Telecom Co., Ltd.	19,640	3,708,841

Total South Korea		142,158,331

SINGAPORE: 11.15%
Singapore Post, Ltd.	56,996,000	29,774,290
Fraser And Neave, Ltd.	2,877,820	25,671,272
Singapore Press Holdings, Ltd.	7,725,500	22,279,196
CapitalMall Trust REIT	17,659,900	18,127,105
Singapore Exchange, Ltd.	16,098,000	16,917,309
Singapore Telecommunications, Ltd.	9,169,643	13,277,970
Parkway Holdings, Ltd.	6,749,000	5,772,958

Total Singapore		131,820,100

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	3

MATTHEWS ASIAN GROWTH AND INCOME FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)(continued)

EQUITIES: (continued)

	SHARES	VALUE

THAILAND: 6.17%
PTT Public Co., Ltd.	4,554,700	$19,531,700
Advanced Info Service Public Co., Ltd.	7,370,000	18,326,820
BEC World Public Co., Ltd.	37,359,000	14,503,748
Bangkok Bank Public Co., Ltd.	4,196,300	12,138,498
Charoen Pokphand Foods Public Co., Ltd.	63,787,000	5,729,662
Thai Reinsurance Public Co., Ltd.	25,672,800	2,709,943
Charoen Pokphand Foods Public Co., Ltd. Warrants **	638,000	13,113

Total Thailand		72,953,484

JAPAN: 4.51%
Japan Retail Fund Investment Corp. REIT	2,366	19,264,964
Nippon Building Fund, Inc. REIT	1,987	17,377,431
Japan Real Estate Investment Corp. REIT	1,998	16,637,852

Total Japan		53,280,247

INDONESIA: 2.64%
PT Telekomunikasi Indonesia ADR	745,500	16,535,190
PT Tempo Scan Pacific	12,357,000	12,082,400
PT Ramayana Lestari Sentosa	27,122,500	2,561,569

Total Indonesia		31,179,159

TAIWAN: 2.32%
Chunghwa Telecom Co., Ltd. ADR	1,252,200	26,108,370
Chunghwa Telecom Co., Ltd.	648,000	1,286,951

Total Taiwan		27,395,321

UNITED KINGDOM: 2.30%
HSBC Holdings PLC ADR	278,700	23,795,406
HSBC Holdings PLC	196,800	3,366,071

Total United Kingdom		27,161,477

INDIA: 2.13%
Hindustan Lever, Ltd.	4,993,490	16,224,073
Hero Honda Motors, Ltd.	812,300	8,994,821

Total India		25,218,894

AUSTRALIA: 1.73%
AXA Asia Pacific Holdings, Ltd.	6,585,658	20,490,267

Total Australia		20,490,267

TOTAL COMMON EQUITIES
(Cost $643,819,160)		882,680,328

PREFERRED EQUITIES: 4.02%*

SOUTH KOREA: 4.02%
Hyundai Motor Co., Ltd., Pfd.	721,890	18,658,292
Hyundai Motor Co., Ltd., 2nd Pfd.	510,230	14,598,856
LG Chem Ltd., Pfd.	242,450	6,266,471
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	142,820	4,563,157
LG Household & Health Care, Ltd., Pfd.	177,830	3,493,846

Total South Korea		47,580,622

TOTAL PREFERRED EQUITIES
(Cost $26,476,044)		47,580,622

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	4

MATTHEWS ASIAN GROWTH AND INCOME FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

INTERNATIONAL DOLLAR BONDS: 17.15%*

	FACE AMOUNT	VALUE

CHINA/HONG KONG: 9.64%
China Mobile Hong Kong, Ltd., Cnv. 2.250%, 11/03/05	$47,650,000	$47,233,062
PCCW Capital II, Ltd., Cnv. 1.000%, 01/29/07	26,050,000	29,176,000
Shangri-La Finance, Ltd., Cnv. 0.000%, 03/15/09	14,722,000	16,764,678
Hang Lung Properties, Ltd., Cnv. 5.500%, 12/29/49	11,120,000	13,330,100
Tingyi (C.I.) Holding Corp., Cnv. 3.500%, 06/04/05	3,500,000	3,902,500
PCCW Capital, Ltd., Cnv. 3.500%, 12/05/05	3,000,000	3,570,000

Total China/Hong Kong		113,976,340

SOUTH KOREA: 3.39%
Korea Deposit Insurance Corp., Cnv. 2.250%, 10/11/05	25,486,000	31,793,785
KT Corp., Cnv. 5.875%, 06/24/14	7,800,000	8,300,370

Total South Korea		40,094,155

TAIWAN: 3.08%
Cathay Financial Holding Co., Cnv. 0.000%, 05/20/07	22,042,000	27,276,975
Sinopac Holdings Co., Cnv. 0.000%, 07/12/07	7,177,000	9,105,819

Total Taiwan		36,382,794

MALAYSIA: 1.04%
Prime Venture Labuan, Ltd., Cnv. 1.000%, 12/12/08	11,770,000	12,240,800

Total Malaysia		12,240,800

TOTAL INTERNATIONAL DOLLAR BONDS		202,694,089
(Cost $195,235,336)

TOTAL INVESTMENTS: 95.84%*		1,132,955,039
(Cost $865,530,540***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.16%		49,174,144

NET ASSETS: 100.00%		$1,182,129,183

*	As a percentage of net assets as of November 30, 2004
**	Non - income producing security
***	Cost of investments is $865,530,540 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$274,688,217
	Gross unrealized depreciation	(7,263,718)

	Net unrealized appreciation	$267,424,499

ADR	American Depositary Receipt
Cnv.	Convertible
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	5

MATTHEWS KOREA FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)

EQUITIES: SOUTH KOREA: 99.42%*

	SHARES	VALUE

FINANCIALS: 21.20%

Commercial Banks: 15.43%
Hana Bank	271,544	$7,225,634
Kookmin Bank **	161,192	6,134,059
Shinhan Financial Group Co., Ltd.	221,632	4,639,792
Kookmin Bank ADR **	38,339	1,436,179

		19,435,664

Insurance: 3.21%
Samsung Fire & Marine Insurance Co., Ltd.	54,013	4,043,892

Capital Markets: 2.56%
Samsung Securities Co., Ltd.	170,195	3,222,099

Total Financials		26,701,655

INFORMATION TECHNOLOGY: 21.14%

Semiconductors & Semiconductor Equipment: 11.98%
Samsung Electronics Co., Ltd.	28,141	11,661,673
Samsung Electronics Co., Ltd., Pfd.	6,180	1,724,034
Mtekvision Co., Ltd. **	57,380	1,707,445

		15,093,152

Software: 2.73%
NCsoft Corp. **	37,926	3,436,309

Internet Software & Services: 2.54%
NHN Corp.	38,153	3,202,159

Electronic Equipment & Instruments: 2.52%
Daeduck GDS Co., Ltd.	164,500	1,543,805
Amotech Co., Ltd.	117,970	1,361,409
Kumho Electric Inc.	9,840	264,652

		3,169,866

Computers & Peripherals: 1.37%
LG.Philips LCD Co., Ltd. ADR **	101,000	1,732,150

Total Information Technology		26,633,636

CONSUMER DISCRETIONARY: 18.36%

Media: 6.45%
CJ Entertainment, Inc.	203,508	3,561,633
Cheil Communications, Inc.	22,330	3,226,509
G2R, Inc.	67,430	1,157,597
CJ Entertainment, Inc. Rights Expires 12/20/04 **	30,933	184,390

		8,130,129

Automobiles: 5.64%
Hyundai Motor Co.	86,641	4,263,877
Hyundai Motor Co., Pfd.	109,890	2,840,266

		7,104,143

Multiline Retail: 3.19%
Hyundai Department Store Co., Ltd.	96,300	3,072,232
Taegu Department Store Co., Ltd.	133,110	939,451

		4,011,683

Internet & Catalog Retail: 2.08%
LG Home Shopping, Inc.	46,639	2,619,969

Textiles, Apparel & Luxury Goods: 0.50%
Handsome Co., Ltd.	75,869	630,975

Auto Components: 0.50%
Korea Electric Terminal Co., Ltd.	38,380	629,600

Total Consumer Discretionary		23,126,499

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	6

MATTHEWS KOREA FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: SOUTH KOREA: (continued)

	SHARES	VALUE

CONSUMER STAPLES: 11.43%

Food Products: 5.55%
Nong Shim Co., Ltd.	15,420	$3,294,306
Pulmuone Co., Ltd.	43,510	2,170,313
ORION Corp.	15,760	1,533,162

		6,997,781

Personal Products: 2.98%
AmorePacific Corp.	19,370	3,750,224

Beverages: 2.90%
Hite Brewery Co., Ltd.	45,191	3,654,933

Total Consumer Staples		14,402,938

TELECOMMUNICATION SERVICES: 8.45%

Wireless Telecommunication Services: 5.30%
SK Telecom Co., Ltd.	19,845	3,747,554
SK Telecom Co., Ltd. ADR	86,900	1,956,119
KT Freetel Co., Ltd.	46,671	972,591

		6,676,264

Diversified Telecommunication Services: 3.15%
KT Corp.	59,720	2,409,305
KT Corp. ADR	72,300	1,565,295

		3,974,600

Total Telecommunication Services		10,650,864

HEALTH CARE: 8.19%

Pharmaceuticals: 8.19%
Yuhan Corp.	36,505	3,324,967
Hanmi Pharm Co., Ltd.	59,880	3,169,614
LG Life Sciences, Ltd. **	66,370	2,304,118
Daewoong Pharmaceutical Co., Ltd.	68,210	1,519,030

Total Health Care		10,317,729

INDUSTRIALS: 7.99%

Commercial Services & Supplies: 6.11%
S1 Corp.	126,665	4,107,401
Sindo Ricoh Co., Ltd.	39,766	2,359,032
Shinsegae Food Systems Co., Ltd.	43,509	1,219,995

		7,686,428

Construction & Engineering: 1.88%
Tae Young Corp.	69,020	2,373,077

Total Industrials		10,059,505

UTILITIES: 1.86%

Electric Utilities: 1.36%
Korea Electric Power Corp.	68,510	1,711,933

Gas Utilities: 0.50%
Samchully Co., Ltd.	10,570	625,026

Total Utilities		2,336,959

MATERIALS: 0.80%

Chemicals: 0.80%
LG Chem, Ltd.	24,420	1,013,133

Total Materials		1,013,133

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	7

MATTHEWS KOREA FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

VALUE

TOTAL INVESTMENTS: 99.42%	$125,242,918
(Cost $80,297,078***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.58%	730,397

NET ASSETS: 100.00%	$125,973,315

*	As a percentage of net assets as of November 30, 2004
**	Non - income producing security
***	Cost of investments is $80,297,078 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$46,737,615
	Gross unrealized depreciation	(1,791,775)

	Net unrealized appreciation	$44,945,840

ADR	American Depositary Receipt
GDS	Global Depositary Shares
Pfd.	Preferred

See accompanying notes to Schedules of Investments.

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	8

MATTHEWS CHINA FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)

EQUITIES: CHINA/HONG KONG: 98.90%*

	SHARES	VALUE

CONSUMER DISCRETIONARY: 23.00%

Hotels, Restaurants & Leisure: 6.64%
Shangri-La Asia, Ltd.	8,953,600	$11,456,905
China Travel International Investment Hong Kong, Ltd.	24,034,000	7,263,408
Café de Coral Holdings, Ltd.	5,880,100	6,767,906
China Travel International Investment Hong Kong, Ltd. Warrants Expires 5/31/06 **	2,942,400	287,582

		25,775,801

Media: 4.52%
Television Broadcasts, Ltd.	2,542,000	11,997,428
Clear Media, Ltd. **	5,534,000	5,551,116

		17,548,544

Textiles, Apparel & Luxury Goods: 3.00%
Weiqiao Textile Co., Ltd. H Shares	4,445,500	6,717,459
Texwinca Holdings, Ltd.	5,284,000	4,926,601

		11,644,060

Household Durables: 2.68%
TCL International Holdings, Ltd.	24,764,000	6,926,703
Lerado Group Holding Co., Ltd.	24,089,000	3,500,610

		10,427,313

Automobiles: 2.39%
Denway Motors, Ltd.	25,805,200	9,292,056

Distributors: 2.12%
Li & Fung, Ltd.	4,914,000	8,215,331

Specialty Retail: 1.65%
Giordano International, Ltd.	10,188,000	6,419,949

Total Consumer Discretionary		89,323,054

INDUSTRIALS: 15.51%

Transportation Infrastructure: 9.07%
Cosco Pacific Ltd.	5,948,000	10,670,670
China Merchants Holdings International Co., Ltd.	5,205,000	8,300,208
Zhejiang Expressway Co., Ltd. H Shares	9,656,000	6,953,954
Beijing Capital International Airport Co., Ltd. H Shares	13,616,000	5,515,776
GZI Transport, Ltd.	12,384,000	3,782,432

		35,223,040

Electrical Equipment: 2.63%
BYD Co., Ltd. H Shares	3,599,000	10,228,705

Machinery: 1.82%
Shanghai Zhenhua Port Machinery Co., Ltd. B Shares	8,729,682	7,062,313

Airlines: 1.06%
China Southern Airlines Co., Ltd. H Shares **	9,958,000	4,097,969

Air Freight & Logistics: 0.93%
Sinotrans, Ltd. H Shares	10,566,000	3,634,803

Total Industrials		60,246,830

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	9

MATTHEWS CHINA FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: CHINA/HONG KONG: (continued)

	SHARES	VALUE

FINANCIALS: 13.64%

Real Estate: 7.23%
Swire Pacific, Ltd. A Shares	2,103,500	$16,907,098
China Vanke Co., Ltd. B Shares	20,396,858	11,174,276

		28,081,374

Commercial Banks: 3.45%
BOC Hong Kong Holdings, Ltd.	7,131,500	13,389,991

Insurance: 2.96%
PICC Property and Casualty Co., Ltd. H Shares **	20,856,000	7,845,189

China Insurance International Holdings Co., Ltd.	8,104,000	3,647,657
		11,492,846

Total Financials		52,964,211

UTILITIES: 9.83%

Electric Utilities: 5.92%
Datang International Power Generation, Co., Ltd. H Shares	11,232,000	9,027,836
Huaneng Power International, Inc. H Shares	8,604,000	6,860,229
Guangdong Electric Power Development Co., Ltd. B Shares	8,471,726	4,575,807
Huaneng Power International, Inc. ADR	78,800	2,489,292

		22,953,164

Gas Utilities: 3.91%
Hong Kong and China Gas Co., Ltd.	7,363,400	15,198,473

Total Utilities		38,151,637

INFORMATION TECHNOLOGY: 9.27%

Computers & Peripherals: 4.41%
Lenovo Group, Ltd.	30,500,000	10,590,346
TPV Technology, Ltd.	11,122,000	6,543,657

		17,134,003

Internet Software & Services: 1.83%
Sina Corp. **	192,900	7,121,868

IT Services: 1.31%
Travelsky Technology, Ltd. H Shares	6,487,000	5,088,857

Communications Equipment: 1.29%
Comba Telecom Systems Holdings, Ltd.	11,214,000	5,011,433

Semiconductors & Semiconductor Equipment: 0.43%
Semiconductor Manufacturing International, Corp. ADR **	138,000	1,650,480

Total Information Technology		36,006,641

ENERGY: 7.55%

Oil & Gas: 6.10%
CNOOC, Ltd.	17,072,000	9,715,032
Sinopec Zhenhai Refining and Chemical Co., Ltd.	7,352,000	7,658,383
PetroChina Co., Ltd. H Shares	11,226,000	6,316,109

		23,689,524

Energy Equipment & Services: 1.45%
China Oilfield Services, Ltd. H Shares	18,018,000	5,619,075

Total Energy		29,308,599

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	10

MATTHEWS CHINA FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: CHINA/HONG KONG: (continued)

	SHARES	VALUE

TELECOMMUNICATION SERVICES: 7.49%

Wireless Telecommunication Services: 5.49%
China Mobile HK, Ltd.	5,199,583	$17,017,778
China Unicom, Ltd.	4,366,000	3,368,849
China Mobile HK, Ltd. ADR	50,500	824,160
China Unicom, Ltd. ADR	16,200	124,740

		21,335,527

Diversified Telecommunication Services: 2.00%
China Telecom Corp., Ltd. H Shares	20,988,000	7,759,888

Total Telecommunication Services		29,095,415

CONSUMER STAPLES: 4.91%

Food & Staples Retailing: 1.82%
Lianhua Supermarket Holdings, Ltd. H Shares	5,512,000	7,053,080

Beverages: 1.62%
Tsingtao Brewery Co., Ltd. H Shares	6,351,000	6,288,968

Food Products: 1.48%
China Mengniu Dairy Co., Ltd. **	7,444,000	5,743,864

Total Consumer Staples		19,085,912

HEALTH CARE: 3.94%

Pharmaceuticals: 1.47%
China Pharmaceutical Group, Ltd.	21,974,000	5,651,785

Biotechnology: 1.41%
Global Bio-chem Technology Group Co., Ltd.	7,204,000	5,466,033
Global Bio-chem Technology Group Co., Ltd. Warrants Expires 5/31/07 **	1,089,000	63,021

		5,529,054

Health Care Equipment & Supplies: 1.06%
Moulin International Holdings, Ltd.	7,192,000	4,115,819

Total Health Care		15,296,658

MATERIALS: 3.76%

Construction Materials: 3.76%
Cheung Kong Infrastructure Holdings, Ltd.	5,081,500	14,605,486

Total Materials		14,605,486

TOTAL INVESTMENTS: 98.90%		384,084,443
(Cost $352,865,488***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.10%		4,291,239

NET ASSETS: 100.00%		$388,375,682

*	As a percentage of net assets as of November 30, 2004
**	Non - income producing security
***	Cost of investments is $352,865,488 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$47,210,828
	Gross unrealized depreciation	(15,991,873)

	Net unrealized appreciation	$31,218,955

ADR	American Depositary Receipt

See accompanying notes to Schedules of Investments.

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	11

MATTHEWS JAPAN FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)

EQUITIES: JAPAN: 99.21%*

	SHARES	VALUE

CONSUMER DISCRETIONARY: 31.55%

Household Durables: 9.12%
Sharp Corp.	461,000	$7,413,133
Matsushita Electric Industrial Co., Ltd	377,000	5,614,933
Makita Corp.	312,000	4,828,951

		17,857,017

Leisure, Equipment & Products: 6.42%
Shimano, Inc.	209,000	5,509,898
Studio Alice Co., Ltd.	214,500	4,277,689
Fuji Photo Film Co., Ltd.	79,000	2,782,042

		12,569,629

Specialty Retail: 3.78%
Gulliver International Co., Ltd.	32,000	3,763,607
Nitori Co., Ltd.	61,250	3,652,537

		7,416,144

Automobiles: 2.86%
Honda Motor Co., Ltd. ADR	233,800	5,599,510

Multiline Retail: 2.82%
Mitsukoshi, Ltd.	1,149,000	5,521,728

Media: 2.55%
Fuji Television Network, Inc.	2,357	4,998,550

Hotels Restaurants & Leisure: 2.46%
Nissin Healthcare Food Service Co., Ltd.	260,800	4,820,468

Internet & Catalog Retail: 1.54%
Rakuten, Inc.	362	2,989,815
Belluna Co., Ltd.	710	24,589

		3,014,404

Total Consumer Discretionary		61,797,450

FINANCIALS: 23.25%

Commercial Banks: 10.79%
The Sumitomo Trust and Banking Co., Ltd.	1,265,000	8,441,947
Mizuho Financial Group, Inc.	1,573	6,855,431
The Joyo Bank, Ltd.	1,244,000	5,833,046

		21,130,424

Capital Markets: 6.00%
Nomura Holdings, Inc.	460,000	6,475,218
Monex Beans Holdings, Inc. **	5,328	5,286,794

		11,762,012

Real Estate: 3.26%
Japan Retail Fund Investment Corp. REIT	416	3,387,246
Japan Real Estate Investment Corp. REIT	359	2,989,484

		6,376,730

Insurance: 3.20%
T&D Holdings, Inc. **	134,195	6,266,219

Total Financials		45,535,385

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	12

MATTHEWS JAPAN FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: JAPAN: (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY: 13.39%

Software: 6.19%
Nintendo Co., Ltd.	55,215	$6,649,756
Square Enix Co., Ltd.	187,600	5,474,974

		12,124,730

Office Electronics: 3.31%
Canon, Inc. ADR	129,300	6,486,981

IT Services: 2.79%
Niws Co., Ltd.	2,245	5,459,896

Electronic Equipment & Instruments: 1.10%
Murata Manufacturing Co., Ltd.	41,300	2,161,525

Total Information Technology		26,233,132

INDUSTRIALS: 12.07%

Commercial Services & Supplies: 5.70%
Secom Co., Ltd.	168,000	6,651,685
Toppan Forms Co., Ltd.	377,600	4,518,196

		11,169,881

Air Freight & Logistics: 2.42%
Yamato Transport Co., Ltd.	333,000	4,752,284

Building Products: 2.03%
Toto, Ltd.	444,000	3,969,415

Machinery: 1.92%
Yushin Precision Equipment Co., Ltd.	127,145	1,918,400
Disco Corp.	44,900	1,834,525

		3,752,925

Total Industrials		23,644,505

CONSUMER STAPLES: 10.61%

Food Staples & Retailing: 3.26%
Seven-Eleven Japan Co., Ltd.	209,000	6,384,163

Food Products: 2.90%
Hokuto Corp.	298,380	5,683,428

Beverages: 2.82%
Ito En, Ltd.	111,600	5,525,989

Personal Products: 1.63%
Shiseido Co., Ltd.	232,000	3,202,568

Total Consumer Staples		20,796,148

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	13

MATTHEWS JAPAN FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: JAPAN: (continued)

	SHARES	VALUE

TELECOMMUNICATION SERVICES: 6.49%

Diversified Telecommunication Services: 3.64%
Nippon Telegraph & Telephone Corp. ADR	222,325	$4,977,857
Usen Corp. **	104,400	2,158,179

		7,136,036

Wireless Telecommunication Services: 2.85%
NTT DoCoMo, Inc.	3,204	5,579,221

Total Telecommunication Services		12,715,257

HEALTH CARE: 1.85%

Health Care Equipment & Supplies: 1.85%
Nakanishi, Inc.	53,000	3,624,593

Total Health Care		3,624,593

TOTAL INVESTMENTS: 99.21%		194,346,470
(Cost $182,331,660***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.79%		1,538,910

NET ASSETS: 100.00%		$195,885,380

*	As a percentage of net assets as of November 30, 2004
**	Non - income producing security
***	Cost of investments is $182,331,660 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$21,703,813
	Gross unrealized depreciation	(9,689,003)

	Net unrealized appreciation	$12,014,810

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

MATTHEWS ASIAN FUNDS	800.789. ASIA [2742]	www.matthewsfunds.com	14

MATTHEWS ASIAN TECHNOLOGY FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)

EQUITIES: 99.01%*

	SHARES	VALUE

JAPAN: 29.35%
Nintendo Co., Ltd.	11,385	$1,371,140
Matsushita Electric Industrial Co., Ltd.	85,000	1,265,966
Niws Co., Ltd.	503	1,223,308
Sharp Corp.	74,000	1,189,961
NTT DoCoMo, Inc.	676	1,177,139
Rakuten, Inc.	109	900,248
Canon, Inc. ADR	17,500	877,975
Access Co., Ltd. **	35	858,018
Nidec Corp.	5,300	623,863
Usen Corp. **	29,600	611,897
Yushin Precision Equipment Co., Ltd.	25,245	380,904
Strawberry Corp.	58	344,180
Kakaku.com, Inc.	25	194,076

Total Japan		11,018,675

CHINA/HONG KONG: 21.64%
China Mobile HK, Ltd. ADR	83,000	1,354,560
ASM Pacific Technology, Ltd.	298,000	1,065,387
SINA Corp. **	26,600	982,072
Lenovo Group, Ltd.	2,667,000	926,048
Asia Satellite Telecommunications Holdings, Ltd.	416,900	809,572
TPV Technology, Ltd.	1,152,000	677,782
TCL International Holdings, Ltd.	2,352,000	657,874
Tencent Holdings, Ltd. **	803,000	609,276
BYD Co., Ltd. H Shares	185,000	525,788
Comba Telecom Systems Holdings, Ltd.	1,156,000	516,606

Total China/Hong Kong		8,124,965

SOUTH KOREA: 18.50%
Samsung Electronics Co., Ltd.	4,048	1,677,497
NCSoft Corp. **	13,463	1,219,824
LG Life Sciences, Ltd. **	26,212	909,983
NHN Corp.	10,638	892,841
SK Telecom Co., Ltd.	4,359	823,159
Amotech Co., Ltd.	36,853	425,294
Mtekvision Co., Ltd. **	13,434	399,753
LG.Philips LCD Co., Ltd. ADR **	22,900	392,735
Kumho Electric, Inc.	5,947	159,948
Sanghwa Micro Technology, Inc.	5,350	44,749

Total South Korea		6,945,783

TAIWAN: 11.70%
Hon Hai Precision Industry Co., Ltd.	345,492	1,393,761
Taiwan Semiconductor Manufacturing Co., Ltd.	743,466	1,091,263
Quanta Computer, Inc.	452,386	737,014
LITE-ON IT Corp.	309,300	662,271
Sunplus Technology Co., Ltd.	364,595	509,132

Total Taiwan		4,393,441

INDIA: 5.64%
Infosys Technologies, Ltd.	29,118	1,406,061
Wipro, Ltd.	41,400	712,938

Total India		2,118,999

THAILAND: 5.03%
Advanced Info Service Public Co., Ltd.	535,100	1,330,622
Shin Satellite Public Co., Ltd.	1,241,800	557,723

Total Thailand		1,888,345

INDONESIA: 3.38%
PT Telekomunikasi Indonesia ADR	57,200	1,268,696

Total Indonesia		1,268,696

MATTHEWS ASIAN FUNDS	800.789. ASIA [2742]	www.matthewsfunds.com	15

MATTHEWS ASIAN TECHNOLOGY FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: (continued)

	SHARES	VALUE

SINGAPORE: 3.08%
Venture Corp., Ltd.	119,600	$1,154,567

Total Singapore		1,154,567

AUSTRALIA: 0.69%
Novogen, Ltd. **	60,532	256,438

Total Australia		256,438

TOTAL INVESTMENTS: 99.01%		37,169,909
(Cost $33,324,947**)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.99%		372,376

NET ASSETS: 100.00%		$37,542,285

*	As a percentage of net assets as of November 30, 2004
**	Non - income producing security
***	Cost of investments is $33,324,947 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$6,338,149
	Gross unrealized depreciation	(2,493,187)

	Net unrealized appreciation	$3,844,962

ADR	American Depositary Receipt

See accompanying notes to Schedules of Investments.

MATTHEWS ASIAN FUNDS	800.789.ASIA [ 2742]	www.matthewsfunds.com	16

MATTHEWS ASIA PACIFIC FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited)

EQUITIES: 97.77%*

	SHARES	VALUE

JAPAN: 37.40%
Ito En, Ltd.	45,600	$2,257,930
Sharp Corp.	136,000	2,186,955
Matsushita Electric Industrial Co., Ltd.	146,000	2,174,483
Mizuho Financial Group, Inc.	491	2,139,871
Secom Co., Ltd.	52,000	2,058,855
Seven-Eleven Japan Co., Ltd.	67,000	2,046,598
The Sumitomo Trust and Banking Co., Ltd.	294,000	1,962,002
Nintendo Co., Ltd.	14,700	1,770,378
Shimano, Inc.	66,600	1,755,786
Nomura Holdings, Inc.	108,000	1,520,268
Makita Corp.	97,000	1,501,308
Niws Co., Ltd.	617	1,500,559
Canon, Inc. ADR	29,400	1,474,998
Gulliver International Co., Ltd.	12,470	1,466,631
Monex Beans Holdings, Inc.**	1,472	1,460,616
T&D Holdings, Inc. **	31,180	1,455,946
Nissin Healthcare Food Service Co., Ltd.	76,150	1,407,510
Toppan Forms Co., Ltd.	114,500	1,370,057
Fuji Television Network, Inc.	573	1,215,176
Yamaha Corp.	76,200	1,077,082
NTT DoCoMo, Inc.	454	790,564
Honda Motor Co., Ltd.	13,200	633,066
Honda Motor Co., Ltd. ADR	24,100	577,195
Nippon Telegraph and Telephone Corp. ADR	24,400	546,316
Nippon Telegraph and Telephone Corp.	102	458,427
NTT DoCoMo, Inc. ADR	21,400	371,504

Total Japan		37,180,081

CHINA/HONG KONG: 21.98%
Swire Pacific, Ltd. A Shares	264,000	2,121,928
Dah Sing Financial Group	256,400	2,003,138
Giordano International, Ltd.	3,164,000	1,993,789
ASM Pacific Technology, Ltd.	425,000	1,519,428
Lenovo Group, Ltd.	4,162,000	1,445,148
PICC Property and Casualty Co., Ltd. H Shares **	3,554,000	1,336,872
Shangri-La Asia, Ltd.	930,000	1,190,015
China Travel International Investment HK, Ltd.	3,922,000	1,185,283
SINA Corp. **	31,600	1,166,672
BYD Co., Ltd. H Shares	384,000	1,091,365
China Mobile HK, Ltd. ADR	66,800	1,090,176
Sun Hung Kai Properties, Ltd.	102,000	1,013,317
Sa Sa International Holdings, Ltd.	1,936,000	970,994
Hong Kong and China Gas Co., Ltd.	470,000	970,107
Denway Motors, Ltd.	1,928,000	694,243
Cosco Pacific, Ltd.	360,000	645,837
China Telecom Corp., Ltd. H Shares	1,742,000	644,069
China Pharmaceutical Group, Ltd.	1,962,000	504,633
China Mobile HK, Ltd.	80,500	263,469

Total China/Hong Kong		21,850,483

SOUTH KOREA: 13.88%
S1 Corp.	65,640	2,128,526
AmorePacific Corp.	7,540	1,459,819
Samsung Electronics Co., Ltd.	3,410	1,413,109
Kookmin Bank ADR **	35,540	1,331,328
LG Home Shopping, Inc.	23,522	1,321,360
NCsoft Corp. **	12,380	1,121,698
SK Telecom Co., Ltd. ADR	46,200	1,039,962
Hyundai Motor Co.	20,180	993,122
Shinhan Financial Group Co., Ltd.	46,400	971,369
Nong Shim Co., Ltd.	4,470	954,964
Samsung Fire & Marine Insurance Co., Ltd.	9,130	683,553
Kookmin Bank **	9,920	377,499

Total South Korea		13,796,309

MATTHEWS ASIAN FUNDS	800.789.ASIA [ 2742]	www.matthewsfunds.com	17

MATTHEWS ASIA PACIFIC FUND	November 30, 2004

SCHEDULE OF INVESTMENTS (unaudited) (continued)

EQUITIES: (continued)

	SHARES	VALUE

SINGAPORE: 6.78%
Hyflux, Ltd.	1,111,875	$1,834,217
DBS Group Holdings, Ltd.	189,700	1,831,282
Venture Corp., Ltd.	164,600	1,588,978
Fraser and Neave, Ltd.	166,800	1,487,921

Total Singapore		6,742,398

AUSTRALIA: 4.67%
AXA Asia Pacific Holdings, Ltd.	556,307	1,730,864
Australia and New Zealand Banking Group, Ltd.	102,823	1,599,590
BHP Billiton, Ltd.	109,548	1,313,219

Total Australia		4,643,673

THAILAND: 3.94%
Advanced Info Service Public Co., Ltd.	809,000	2,011,723
Bangkok Bank Public Co., Ltd.	658,100	1,903,664

Total Thailand		3,915,387

INDIA: 3.14%
HDFC Bank, Ltd.	114,104	1,270,301
Dr. Reddy’s Laboratories, Ltd.	60,293	1,075,964
Hero Honda Motors, Ltd.	70,000	775,129

Total India		3,121,394

INDONESIA: 2.79%
PT Ramayana Lestari Sentosa	14,909,000	1,408,072
PT Astra International	1,367,500	1,367,500

Total Indonesia		2,775,572

TAIWAN: 2.22%
Hon Hai Precision Industry Co., Ltd.	545,549	2,200,818

Total Taiwan		2,200,818

UNITED KINGDOM: 0.97%
HSBC Holdings PLC ADR	11,300	964,794

Total United Kindom		964,794

TOTAL INVESTMENTS: 97.77%		97,190,909
(Cost $88,273,544***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.23%		2,219,483

NET ASSETS: 100.00%		$99,410,392

*	As a percentage of net assets as of November 30, 2004
**	Non - income producing security
***	Cost of investments is $88,273,544 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$11,665,110
	Gross unrealized depreciation	(2,747,745)

	Net unrealized appreciation	$8,917,365

ADR	American Depositary Receipt

See accompanying notes to Schedules of Investments.

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	18

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	November 30, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION

The Funds’ equity securities are valued based on market quotations or at fair value as determined in good faith by or under the direction of the Board of Trustees when no market quotations are available or when market quotations have become unreliable. The Board of Trustees has delegated the responsibility of making fair value determinations to the Advisor’s Pricing Committee, subject to the Funds’ Pricing Policies. The Board has retained a third-party pricing service, which may be utilized by the Pricing Committee under circumstances described in the Pricing Policies to provide fair value prices for certain securities held by the Funds. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight.

Market values for equity securities are determined based on the last sale price on the principal exchange or over-the-counter market on which the security is traded. If a reliable last sale price is not available, market values for equity securities are determined using the mean between the last available bid and asked price. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates and in accordance with the Pricing Policies.

Foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange, Inc. (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of a Funds’ NAV on that day. If events that materially affect value of the Funds’ foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as described above.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S.-dollar equivalents at the prevailing market rates.

B. TAX INFORMATION

Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October losses at fiscal year end August 31, 2004 were as follows:

	POST	POST
	OCTOBER	OCTOBER
	CAPITAL	CURRENCY
	LOSSES	LOSSES
Matthews Pacific Tiger Fund	$—	($175,251)
Matthews Asian Growth and Income Fund	—	(143,631)
Matthews Korea Fund	—	(79,593)
Matthews China Fund	—	(804)
Matthews Japan Fund	—	(12,059)
Matthews Asian Technology Fund	—	(22,563)
Matthews Asia Pacific Fund	(186,256)	(14,257)

For Federal income tax purposes, the Funds indicated below have capital loss carryforwards as of August 31, 2004, which expire in the year indicated, and are available to offset future capital gains, if any:

LOSSES DEFERRED EXPIRING IN:	2008	2009	2010	2011	TOTAL

Matthews Pacific Tiger Fund	$—	$—	$—	$700,600	$700,600
Matthews Japan Fund	—	—	2,904,723	3,614,216	6,518,939
Matthews Asian Technology Fund	246,390	5,375,361	5,967,059	3,461,198	15,050,008

For additional information regarding the accounting policies of the Matthews Asian Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

MATTHEWS ASIAN FUNDS	800.789.ASIA [2742]	www.matthewsfunds.com	19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ G. Paul Matthews

G. Paul Matthews, President
(principal executive officer)

Date	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ G. Paul Matthews

G. Paul Matthews, President
(principal executive officer)

Date	January 18, 2005

By (Signature and Title)*	/s/ Rodney D. Yee

Rodney D. Yee, Treasurer
(principal financial officer)

Date	January 18, 2005

* Print the name and title of each signing officer under his or her signature.